Investment Strategy - T-REX 2X INVERSE DRAM DAILY TARGET ETF	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of DRAM on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on DRAM or by engaging in short sales of the shares of DRAM. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of DRAM shares based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Short sales of the shares of DRAM are typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its -200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with DRAM as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the shares of DRAM, the Fund will sell shares of DRAM that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying shares decreases or incur a loss if the price of the underlying shares increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which DRAM is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which DRAM is assigned).

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DRAM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DRAM is consistent with the Fund’s investment objective. The impact of DRAM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DRAM has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DRAM has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

DRAM is an ETF managed by Roundhill Financial Inc. DRAM seeks to invest primarily in the equity securities of “Memory Companies,” but may also seek exposure to Memory Companies through derivative instruments, such as swap agreements and forward contracts. DRAM identifies Memory Companies as those companies with at least 50% of their revenues or profits attributable to the development or manufacturing of one or more of the following semiconductor memory products: (i) high bandwidth memory (“HBM”) technology; (ii) dynamic random-access memory (“DRAM”) technology; (iii) NAND (Not And) flash memory or solid-state drive (“SSD”) technologies that utilize NAND flash; (iv) NOR (Not Or) flash technology; (v) Hard Disk Drives (“HDD”); or (vi) specialty and embedded memory. DRAM is listed on the Cboe BZX Exchange, Inc. DRAM is registered as an investment company under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Information provided to or filed with the SEC by DRAM pursuant to the Securities Act can be located by reference to the SEC file number 333-273052 through the SEC’s website at www.sec.gov. In addition, information regarding Roundhill Memory ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Roundhill Memory ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roundhill Memory ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DRAM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roundhill Memory ETF could affect the value of the Fund’s investments with respect to DRAM and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of DRAM on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain short DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which DRAM is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which DRAM is assigned).